Accounts payable and accrued liabilities - Schedule of AP and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts Payable and Accrued Liabilities, Current [Abstract]
Trade accounts payable	$ 57,307	$ 60,170
Accrued payroll	14,737	15,906
Accrued interest	137	1,568
Due to related parties	0	794
Taxes payable	3,905	3,497
Deferred revenue	8,008	2,717
Other payables	505	1,528
Total accounts payable and accrued liabilities	$ 84,599	$ 86,180